Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt

As at December 31,	2025	2024
Debt opening balance	$—	$57,000
Drawdowns	113,000	63,000
Repayments	(113,000)	(120,000)
Debt closing balance	$—	$—